REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Revenue Recognition [Abstract]
Rebates	$ 2,879	$ 2,983
Chargebacks	1,045	1,273
Returns	513	506
Other	221	172
Sales reserves and allowances	$ 4,658	$ 4,934